PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Tax Claims (Details)			1 Months Ended																						2 Months Ended	3 Months Ended	12 Months Ended					13 Months Ended	60 Months Ended
	Dec. 31, 2018 claim	May 17, 2016 USD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 claim	Oct. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2018 claim	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Aug. 31, 2015 claim	May 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2015 USD ($) claim	Dec. 31, 2022 USD ($) claim	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($) claim	Dec. 31, 2009 USD ($)	Dec. 31, 2007 USD ($)	Feb. 28, 2017 case	Dec. 31, 2018 USD ($) claim	Nov. 30, 2022 bankAccount
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Income tax payable							$ 219,000,000																		$ 202,000,000		$ 202,000,000
Provisions							2,562,000,000		$ 2,632,000,000																$ 2,407,000,000		2,407,000,000
ArcelorMittal Brasil S.A.
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Percentage of claim related to amortization of goodwill																									98.00%
Tax credits recognised in operating income																											300,000,000
Number of legal cases pending | case																																5
ArcelorMittal México S.A. de C.V. | Tax Year 2008
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Tax Assessment Amount																											207,000,000
ArcelorMittal México S.A. de C.V. | Tax Year 2013
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Tax Assessment Amount																											108,000,000
ArcelorMittal Kryvyi Rih
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Tax Assessment Amount					$ 77,000,000
Number of Ukrainian bank accounts | bankAccount																																		3
Court ordered restricted Ukrainian bank accounts | bankAccount																																		2
Tax claims
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Income tax payable																									$ 53,000,000		53,000,000
Provisions							79,000,000		62,000,000																$ 73,000,000		$ 73,000,000
Tax claims | ArcelorMittal Brasil S.A. | Entering into significant commitments
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Damages sought				$ 132,000,000
Tax claims | ArcelorMittal Las Truchas
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Damages sought																												$ 89,000,000
Value Added Tax | SOL Coqueria Tubarão S.A.
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Number of tax assessments or claims | claim	21																					21							21
Damages sought																													$ 26,000,000
Number of unfavorable tax assessments or claims | claim	15
Number of claims pending | claim													6						6								21
Value Added Tax | ArcelorMittal Brasil S.A.
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Number of tax assessments or claims | claim																										9							6
Damages sought		$ 110,000,000																								$ 76,000,000
Reduction in tax assessment											$ 0.25
Corporate income tax and social contributions on net profits | ArcelorMittal Brasil S.A.
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Damages sought																											$ 8,000,000	389,000,000	438,000,000
Tax assessment penalty																								$ 63,000,000					$ 120,000,000
Corporate income tax and social contributions on net profits | ArcelorMittal México S.A. de C.V. | Tax Year 2007
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Damages sought																															$ 23,000,000
Corporate income tax and social contributions on net profits | ArcelorMittal México S.A. de C.V. | Tax Year 2009
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Damages sought																														$ 28,000,000
Damages awarded							$ 20,000,000
Tax Assessments Related to Amortization of Goodwill | ArcelorMittal Brasil S.A.
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Damages sought									38,000,000							$ 108,000,000	$ 18,000,000
Possible write off of net operating loss carryforward									$ 46,000,000												$ 63,000,000
Write-off of net operating loss carry forward																$ 21,000,000
Lawsuit Against Federal Revenue Related To Tax For Additional Freight For Renewal Of Brazilian Merchant Navy | ArcelorMittal Brasil S.A.
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Damages sought																		$ 200,000										$ 55,000,000
Credits for Social Security Taxes | ArcelorMittal Brasil S.A.
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Damages sought																																	$ 39,000,000
Credits for Social Security Taxes | ArcelorMittal Brasil S.A. | Third
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Damages sought											$ 3,000,000
Tax Credits on Interstate Sales of Electricity | ArcelorMittal Comercializadora de Energia
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Damages sought																					$ 50,000,000		$ 35,000,000
Retroactive Application of New Law | ArcelorMittal Comercializadora de Energia
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Reduction in tax assessment															$ 7,000,000					$ 12,000,000
Ukranian tax audit | ArcelorMittal Kryvyi Rih
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Damages sought														$ 278,000,000
Reduction in tax assessment										$ 89,000,000		$ 128,000,000
Ukranian tax audit | ArcelorMittal Kryvyi Rih | Forecast
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Reduction in tax assessment			$ 50,000.00
Tax and late payment interest, tax years audit 2013-2017 | JSC ArcelorMittal Temirtau
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Damages sought								$ 45,000,000
Tax claim, tax years audit 2018-2019 | JSC ArcelorMittal Temirtau
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Line Items]
Tax assessment penalty						$ 63,000,000